SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Segment results	The tables below provide each segment’s results in the format that the CODM reviews its reporting segments to make decisions and assess performance.

FOR THE YEAR ENDED DEC. 31, 2021 US$ MILLIONS	Reinsurance[1]	Pension Risk Transfer[2]	Total
Net premiums	$6,190	$1,016	$7,206
Interest revenue	2	55	57
Other net investment income, including funds withheld	125	(56)	69
Segment revenues	6,317	1,015	7,332
Proportionate share of equity accounted investment adjusted earnings	8	—	8
Benefits paid on insurance contracts, net	(220)	(72)	(292)
Changes in insurance reserves, net	(6,060)	(920)	(6,980)
Other reinsurance expenses	(19)	—	(19)
Operating expenses excluding transactions costs	(6)	(12)	(18)
Interest expense	(7)	—	(7)
Segment DOE	13	11	24
Corporate expenses			(8)
Income tax expense			(2)
Transaction costs			(8)
Net hedging expenses			(59)
Other activities			9
Net loss			$(44)

1.Net premiums in our Reinsurance segment are attributed to insurance contracts assumed from other companies.
2.Net premiums in our PRT segment include $1 million of insurance contracts ceded to other counterparties.

FOR THE YEAR ENDED DEC. 31, 2020 US$ MILLIONS	Reinsurance	Pension Risk Transfer[1]	Total
Net premiums	$—	$430	$430
Interest revenue		30	30
Other net investment income, including funds withheld	—	54	54
Segment revenues	—	514	514
Benefits paid on insurance contracts, net	—	(39)	(39)
Changes in insurance reserves, net	—	(468)	(468)
Other reinsurance expenses	—	—	—
Operating expenses excluding transactions costs	—	(6)	(6)
Segment DOE			1
Net income			$1

1.Net premiums in our PRT segment include $1 million of insurance contracts ceded to other counterparties.

FOR THE YEAR ENDED DEC. 31, 2019 US$ MILLIONS	Reinsurance	Pension Risk Transfer[1]	Total
Net premiums	$—	$325	$325
Interest revenue		20	20
Other net investment income, including funds withheld	—	37	37
Segment revenues	—	382	382
Benefits paid on insurance contracts, net	—	(25)	(25)
Changes in insurance reserves, net	—	(345)	(345)
Operating expenses excluding transactions costs	—	(6)	(6)
Segment DOE			6
Net income			$6

1.Net premiums in our PRT segment include $179 million of insurance contracts ceded to other counterparties.
For the purpose of monitoring segment performance and allocating resources between segments, the CODM monitors the assets, including investments accounted for using the equity method, liabilities and common equity attributable to each segment.

AS AT DEC. 31, 2021 US$ MILLIONS	Reinsurance	Pension Risk Transfer	Other[1]	Total
Assets, excluding equity accounted investments	$7,577	$2,473	$1,099	$11,149
Equity accounted investments	344	—	—	344
Liabilities	6,803	2,269	986	10,058
Common equity	1,118	204	113	1,435

AS AT DEC. 31, 2020 US$ MILLIONS	Reinsurance	Pension Risk Transfer	Other[1]	Total
Assets, excluding equity accounted investments	$—	$1,440	$—	$1,440
Equity accounted investments	—	—	—	—
Liabilities	—	1,357	—	1,357
Common equity	—	83	—	83

AS AT DEC. 31, 2019 US$ MILLIONS	Reinsurance	Pension Risk Transfer	Other[1]	Total
Assets, excluding equity accounted investments	$—	$927	$—	$927
Equity accounted investments	—	—	—	—
Liabilities	—	861	—	861
Common equity	—	66	—	66
1. Other represents assets, liabilities and common equity attributable to other activities that do not constitute a segment.
The geography of the Company's non-current assets are broken down as follows:

AS AT DEC. 31 US$ MILLIONS	2021	2020	2019
United States of America	$1,121	$—	$—
Canada	3	2	—
Cayman Islands	1	—	—
Bermuda	1	—	—
Total non-current assets	$1,126	$2	$—